Organization and Business (Narrative) (Details)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 10, 2024 USD ($) shares	Mar. 25, 2024	Nov. 13, 2023 USD ($)	May 31, 2023 USD ($) shares	May 31, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) Employees	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	May 31, 2024 $ / shares
Aggregate purchase price	$ 85,000,000
Proceeds from issuance of common stock under the at-the-market facility, net of offering costs								$ 20,000	$ 47,000	$ 65,000	$ 340,000
Onkure [Member] | Merger Agreement [Member]
Expected ownership percentage of stockholders	69.40%
RENEO PHARMACEUTICALS INC [Member]
Remaining number of full-time employees | Employees								8
Cash, cash equivalents at carrying value and short term investments								$ 76,700,000		103,000,000
Severance and continuation of benefit expenses										2,500,000
Percentage of Common Stock Held by Affiliate				5.00%
RENEO PHARMACEUTICALS INC [Member] | Leerink Partners LLC [Member] | Subsequent Event [Member]
Sales Agreement Termination Date		Apr. 08, 2024
RENEO PHARMACEUTICALS INC [Member] | Merger Agreement [Member]
Common stock exchange ratio	0.024482
Preferred stock exchange ratio	0.150062
Converted into aggregate shares | shares	7,695,878
Reneo [Member] | Merger Agreement [Member]
Expected ownership percentage of stockholders	30.60%
Maximum range of net cash	$ 59,000,000
Minimum range of net cash	$ 61,000,000
Common Stock Options Outstanding [Member] | Reneo [Member] | Support aggement [Member]
Percentage of outstanding shares of common stock	28.20%
Private Placement [Member] | Onkure [Member] | Merger Agreement [Member]
Expected ownership percentage of stockholders	54.80%
Private Placement [Member] | PIPE Investors [Member] | Merger Agreement [Member]
Expected ownership percentage of stockholders	21.00%
Private Placement [Member] | RENEO PHARMACEUTICALS INC [Member]
Common stock issued and sold, Shares | shares				62,500
Common stock issued and sold						$ 4,667,000				$ 4,667,000
Share price | $ / shares												$ 80
Proceeds from issuance of common stock under the at-the-market facility, net of offering costs				$ 4,700,000
Private Placement [Member] | RENEO PHARMACEUTICALS INC [Member] | Merger Agreement [Member]
Aggregate purchase price	$ 65,000,000
Private Placement [Member] | Reneo [Member] | Merger Agreement [Member]
Expected ownership percentage of stockholders	24.20%
Private Placement [Member] | Common Stock Options Outstanding [Member] | RENEO PHARMACEUTICALS INC [Member]
Common stock issued and sold, Shares | shares						62,500				62,500
Concurrent PIPE Investments [Member] | Onkure [Member] | Merger Agreement [Member]
Expected ownership percentage of stockholders	51.50%
Concurrent PIPE Investments [Member] | PIPE Investors [Member] | Merger Agreement [Member]
Expected ownership percentage of stockholders	25.80%
Concurrent PIPE Investments [Member] | Reneo [Member] | Merger Agreement [Member]
Expected ownership percentage of stockholders	22.70%
IPO [Member] | RENEO PHARMACEUTICALS INC [Member]
Common stock issued and sold, Shares | shares				790,625
Option to purchase shares of common stock | shares				103,125
Share price | $ / shares												$ 80
Proceeds from issuance of common stock under the at-the-market facility, net of offering costs				$ 58,900,000
ATM facility [Member] | RENEO PHARMACEUTICALS INC [Member]
Common stock issued and sold							$ 1,009,000			$ 1,009,000	$ 193,000
Proceeds from issuance of common stock under the at-the-market facility, net of offering costs									$ 1,009,000	$ 1,009,000
ATM facility [Member] | RENEO PHARMACEUTICALS INC [Member] | Leerink Partners LLC [Member]
Proceeds from issuance of common stock under the at-the-market facility, net of offering costs					$ 1,200,000
ATM facility [Member] | Common Stock Options Outstanding [Member] | RENEO PHARMACEUTICALS INC [Member]
Common stock issued and sold, Shares | shares							40,787			40,787	9,208
Common stock issued and sold			$ 0
ATM facility [Member] | Common Stock Options Outstanding [Member] | RENEO PHARMACEUTICALS INC [Member] | Leerink Partners LLC [Member]
Common stock issued and sold			$ 100,000,000		$ 20,000,000
Common Class A [Member] | Private Placement [Member] | RENEO PHARMACEUTICALS INC [Member] | Merger Agreement [Member]
Aggregate purchase price	$ 65,000,000
Common Class A [Member] | Concurrent PIPE Investments [Member] | RENEO PHARMACEUTICALS INC [Member] | Maximum [Member] | Merger Agreement [Member]
Aggregate purchase price	$ 85,000,000